Share Capital (Restated) (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital (Restated) [Abstract]
Schedule of Outstanding Warrants	Details of the outstanding warrants are as follows:
	Year ended December 31,
	2023		2022
	Number of warrants	Weighted average exercise price (USD)	Number of warrants	Weighted average exercise price (USD)
Outstanding, January 1,	19,152,797	4.21	19,427,797	4.16
Granted	25,222,223	1.18	25,000	3.47
Exercised	(9,269,630)	1.18	—	—
Expired	—	—	(300,000)	1.19
Outstanding, December 31,	35,105,390	2.83	19,152,797	4.21

Schedule of Company Completed a Private Placement	In November 2023, the Company completed a private placement for total gross proceeds of $43,799 (CAD$60,001) in exchange for 44,444,446 common shares and 22,222,223 warrants to purchase common shares:
Closing Date	November 28, 2023
Gross proceeds (CAD)	60,001
Common shares issued	44,444,446
Warrants issued*	22,222,223
Warrant strike price (USD)	1.17
Warrant life (years)	3
Commission paid	7%
Broker warrants issued*	3,000,000
Broker warrant strike price (USD)	1.23
Broker warrant life (years)	3
*	All warrants issued are for the purchase of one common share in the Company